UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lakewood Capital Management, LP

Address:  509 Madison Avenue, Suite 1914
          New York, New York 10022


13F File Number: 028-12815

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Michael C. Antonacci
Title:  Chief Financial Officer
Phone:  (212) 584-2211


Signature, Place and Date of Signing:


/s/ Michael C. Antonacci.       New York, New York         August 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total:  $42,974
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                               FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN  2        COLUMN 3    COLUMN 4         COLUMN 5    COLUMN 6    COLUMN 7       COLUMN 8

                                 TITLE OF                      VALUE    SHRS OR SH/ PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                   CLASS            CUSIP       (X$1000)  PRN AMT PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED NONE
ASHFORD HOSPITALITY TR INC       COM SHS          044103109      105    37,250 SH           SOLE          NONE    37,250
COMCAST CORP NEW                 CL A SPL         20030N200    1,325    94,000 SH           SOLE          NONE    94,000
CONOCOPHILLIPS                   COM              20825C104      833    19,800      CALL    SOLE          NONE    19,800
CRAWFORD & CO                    CL A             224633206      169    46,219 SH           SOLE          NONE    46,219
E M C CORP MASS                  COM              268648102    2,676   204,250 SH           SOLE          NONE   204,250
ECHOSTAR CORP                    CL A             278768106    2,048   128,489 SH           SOLE          NONE   128,489
GENERAL ELECTRIC CO              COM              369604103    1,852   158,000      CALL    SOLE          NONE   158,000
GPO AEROPORTUARIO DEL PAC SA     SPON ADR B       400506101    1,242    48,400 SH           SOLE          NONE    48,400
GRUPO AEROPORTUARIO CTR NORT     SPON ADR         400501102      984    95,474 SH           SOLE          NONE    95,474
GRUPO TELEVISA SA DE CV          SP ADR REP ORD   40049J206    1,193    70,203 SH           SOLE          NONE    70,203
INVESTORS BANCORP INC            COM              46146P102    2,537   275,750 SH           SOLE          NONE   275,750
JACKSON HEWITT TAX SVCS INC      COM              468202106      449    71,750 SH           SOLE          NONE    71,750
LODGENET INTERACTIVE CORP        COM              540211109      113    33,065 SH           SOLE          NONE    33,065
MASTERCARD INC                   CL A             57636Q104    1,064     6,362 SH           SOLE          NONE     6,362
MI DEVS INC                      CL A SUB VTG     55304X104    1,411   185,900 SH           SOLE          NONE   185,900
MICROSOFT CORP                   COM              594918104    4,191   176,300 SH           SOLE          NONE   176,300
NU HORIZONS ELECTRS CORP         COM              669908105      886   265,337 SH           SOLE          NONE   265,337
PROSHARES TR                     PSHS ULTSH 20YRS 74347R297      790    15,505 SH           SOLE          NONE    15,505
REDDY ICE HLDGS INC              COM              75734R105      186   113,000 SH           SOLE          NONE   113,000
SKECHERS U S A INC               CL A             830566105      721    73,800 SH           SOLE          NONE    73,800
SMART MODULAR TECHNOLOGIES I     ORD SHS          G82245104    1,621   714,276 SH           SOLE          NONE   714,276
STRATEGIC HOTELS & RESORTS I     COM              86272T106       48    43,000 SH           SOLE          NONE    43,000
TECH DATA CORP                   COM              878237106    1,323    40,450 SH           SOLE          NONE    40,450
TERRA INDS INC                   COM              880915103    2,726   112,550 SH           SOLE          NONE   112,550
TFS FINL CORP                    COM              87240R107    2,145   202,000 SH           SOLE          NONE   202,000
TRIPLE-S MGMT CORP               CL B             896749108    2,687   172,341 SH           SOLE          NONE   172,341
VALERO ENERGY CORP NEW           COM              91913Y100    1,589    94,100      CALL    SOLE          NONE    94,100
WELLPOINT INC                    COM              94973V107    4,018    78,959 SH           SOLE          NONE    78,959
WENDYS ARBYS GROUP INC           COM              950587105      296    74,000 SH           SOLE          NONE    74,000
XYRATEX LTD                      COM              G98268108    1,745   349,000 SH           SOLE          NONE   349,000


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